BASIS OF FINANCIAL STATEMENT PRESENTATION (Details)	Oct. 14, 2015
Subsequent Event [Member]
BASIS OF FINANCIAL STATEMENT PRESENTATION (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-50